CONTRIBUTED EQUITY (Tables)	12 Months Ended
Jun. 30, 2022
Contributed Equity
SCHEDULE OF ISSUED AND PAID-UP CAPITAL
	2022 $	2021 $
Issued and paid-up capital
Fully paid Ordinary Shares	155,138,636	153,574,974
Total contributed equity	155,138,636	153,574,974

SCHEDULE OF MOVEMENTS IN SHARES ON ISSUE

Movements in shares on issue

Year ended June 30, 2021	Number of Shares	$
Balance at the beginning of the financial year	7,513,779,743	140,111,073
Shares issued during the year	1,502,947,000	17,409,150
Less: transaction costs arising on share issue (i)	-	(3,945,249)
Balance at the end of the financial year	9,016,726,743	153,574,974

Year ended June 30, 2022	Number of Shares	$
Balance at the beginning of the financial year	9,016,726,743	153,574,974
Shares issued during the year	217,238,400	1,574,136
Less: transaction costs arising on share issue	-	(10,474)
Balance at the end of the financial year	9,233,965,143	155,138,636

(i)	The details of securities arising on shares issued for the year ended June 30, 2022 are as below: